Mining Interests Owned By Subsidiaries and Joint Operations - Summary of Depreciation and Depletion Recognized (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of mining assets and property, plant and equipment [abstract]
Total depreciation and depletion	$ 988	$ 1,008
Less: amounts capitalized to development projects	(9)	(5)
Changes in amounts allocated to ending inventories	4	(13)
Total depreciation and depletion recognized in the Consolidated Statements of (Loss) Earnings	$ 983	$ 990